Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Summary of major subsidiaries

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non-controlling interests %	Principal activities
As at 31 December 2020
Shanghai Petrochemical Investment Development Company Limited (“Toufa”)	RMB 1,000,000	100.00	100.00	—	Investment management
China Jinshan Associated Trading Corporation (“Jinmao”)	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Shanghai Jinchang Engineering Plastics Company Limited (“Jinchang”)	USD 9,154	—	74.25	25.75	Production of polypropylene compound products
Shanghai Golden Phillips Petrochemical Company Limited (“Jinfei”)	USD 50,000	—	100.00	—	Production of polyethylene products
Shanghai Jinshan Trading Corporation (“JMGJ”)	RMB 100,000	—	67.33	32.67	Import and export of petrochemical products
Zhejiang Jinlian Petrochemical Storage and Transportation Co., Ltd. (“Jinlian”) (a)	RMB 400,000	—	100.00	—	Trading of petrochemical products

Company	Registered capital ’000	Percentage of equity directly held by the Company %	Percentage of equity held by the Group %	Percentage of equity held by non-controlling interests %	Principal activities
As at 31 December 2019
Toufa	RMB 1,000,000	100.00	100.00	—	Investment management
Jinmao	RMB 25,000	67.33	67.33	32.67	Import and export of petrochemical products and equipment
Jinchang	USD 9,154	—	74.25	25.75	Production of polypropylene compound products
Jinfei	USD 50,000	—	100.00	—	Production of polyethylene products
JMGJ	RMB 100,000	—	67.33	32.67	Import and export of petrochemical products

(a)

On 30 June 2020, one of the Company’s subsidiaries, Toufa acquired 100% share of Zhejiang Zhonghang Oil Petrochemical Storage and Transportation Co., Ltd., renamed as Jinlian, from China Aviation Oil Group Logistics Co., Ltd., with the total purchase consideration of RMB 340,369 thousands.

Transaction in acquisition of Jinlian

Fair value RMB’000
Cash and cash equivalents	54
Property, plant and equipment (Note 17)	275,715
Trade and other receivables	5
Right-of-use assets (Note 16)	102,283
Trade and other payables	(867)
Deferred tax liabilities	(36,715)

Net identifiable assets acquired	340,475

Add: Other operating income	(106)

Purchase consideration	340,369